Finance Costs - Summary of Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finance Costs [Abstract]
Interest on lease liabilities	$ 609	$ 172
Collaboration interest-bearing advanced funding	9,689	2,515
Total	$ 10,298	$ 2,687